Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Details of guarantees
(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Confirmed guarantees
Guarantee for loans	39,684	58,205
Acceptances	501,921	467,964
Guarantees in acceptances of imported goods	97,920	74,916
Other confirmed guarantees	6,847,713	8,050,815

Sub-total	7,487,238	8,651,900

Unconfirmed guarantees
Local letters of credit	150,075	161,608
Letters of credit	3,014,228	2,873,350
Other unconfirmed guarantees	1,144,498	1,516,585

Sub-total	4,308,801	4,551,543

Commercial paper purchase commitments and others	125,547	589,858

Total (*)	11,921,586	13,793,301

(*)	Includes financial guarantees of 3,095,091 million Won and 3,661,656 million Won as of December 31, 2022 and December 31, 2023, respectively.

Disclosure of commitments
(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Loan commitments	118,172,070	126,829,192
Other commitments (*)	7,107,828	7,339,952

(*)
As of December 31, 2022 and 2023, the amount of unsecured bills (purchase bills sales) and discounts on electronic short-term bond sales (purchase) are 2,505,399 million Won and 2,485,853 million Won, respectively.